Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,079	$ 1,309
Provision for credit losses
Originations	26	33
Maturities	(46)	(49)
Changes in risk, parameters and exposures	38	85
Write-offs	(86)	(94)
Recoveries	30	35
Exchange rate and other	(3)	(4)
Balance at end of period	1,038	1,315
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	422	480
Provision for credit losses
Transfers to Stage 1	170	197
Transfers to Stage 2	(22)	(27)
Transfers to Stage 3	(1)	(1)
Originations	26	33
Maturities	(21)	(22)
Changes in risk, parameters and exposures	(171)	(182)
Exchange rate and other	1	(2)
Balance at end of period	404	476
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	569	733
Provision for credit losses
Transfers to Stage 1	(169)	(196)
Transfers to Stage 2	22	27
Transfers to Stage 3	(12)	(14)
Maturities	(25)	(27)
Changes in risk, parameters and exposures	162	198
Balance at end of period	547	721
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	88	96
Provision for credit losses
Transfers to Stage 1	(1)	(1)
Transfers to Stage 3	13	15
Changes in risk, parameters and exposures	47	69
Write-offs	(86)	(94)
Recoveries	30	35
Exchange rate and other	(4)	(2)
Balance at end of period	$ 87	$ 118